SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregation of revenue by product (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenue	¥ 2,230,176	$ 320,345	¥ 2,881,940	¥ 2,250,850
Current loan products
Disaggregation of Revenue [Line Items]
Net revenue	1,974,380		2,447,332	714,400
Other online standard loan products
Disaggregation of Revenue [Line Items]
Net revenue	10,217		116,571	778,155
Offline and non-standard loan products
Disaggregation of Revenue [Line Items]
Net revenue	32,346		43,494	585,744
Other services
Disaggregation of Revenue [Line Items]
Net revenue	213,233		274,543	172,551
Loan facilitation services
Disaggregation of Revenue [Line Items]
Net revenue	1,747,065		2,246,908	1,856,584
Loan facilitation services | Current loan products
Disaggregation of Revenue [Line Items]
Net revenue	1,742,708		2,245,941	678,003
Loan facilitation services | Other online standard loan products
Disaggregation of Revenue [Line Items]
Net revenue	4,357		51	637,860
Loan facilitation services | Offline and non-standard loan products
Disaggregation of Revenue [Line Items]
Net revenue	0		916	540,721
Loan facilitation services | Other services
Disaggregation of Revenue [Line Items]
Net revenue	0
Post-origination services
Disaggregation of Revenue [Line Items]
Net revenue	267,047		241,968	125,438
Post-origination services | Current loan products
Disaggregation of Revenue [Line Items]
Net revenue	230,024		174,370	21,067
Post-origination services | Other online standard loan products
Disaggregation of Revenue [Line Items]
Net revenue	5,854		26,938	60,070
Post-origination services | Offline and non-standard loan products
Disaggregation of Revenue [Line Items]
Net revenue	31,169		40,660	44,301
Post-origination services | Other services
Disaggregation of Revenue [Line Items]
Net revenue	0
Other revenues
Disaggregation of Revenue [Line Items]
Net revenue	216,064		393,064	268,828
Other revenues | Current loan products
Disaggregation of Revenue [Line Items]
Net revenue	1,648		27,021	15,330
Other revenues | Other online standard loan products
Disaggregation of Revenue [Line Items]
Net revenue	6		89,582	80,225
Other revenues | Offline and non-standard loan products
Disaggregation of Revenue [Line Items]
Net revenue	1,177		1,918	722
Other revenues | Other services
Disaggregation of Revenue [Line Items]
Net revenue	¥ 213,233		¥ 274,543	¥ 172,551